9. Convertible Note Payable (Details - Debt Conversion) - USD ($)	1 Months Ended	4 Months Ended	5 Months Ended		6 Months Ended		8 Months Ended	9 Months Ended	10 Months Ended			12 Months Ended
	May 08, 2020	Jul. 30, 2020	Sep. 09, 2020	Aug. 20, 2020	Oct. 15, 2020	Oct. 01, 2020	Nov. 25, 2020	Dec. 22, 2020	Feb. 10, 2021	Feb. 04, 2021	Jan. 19, 2021	Mar. 31, 2021
Shares issued in conversion												166,889,911
Fair value of shares												$ 1,427,707
Face Value												444,000
Accrued Interest												31,749
Fees												3,000
Total Debt												478,749
Derivative liability												859,352
Net (gain)/ loss												$ 89,605
WLESLPLLC [Member]
Conversion Date	May 08, 2020
Shares issued in conversion	12,000,000
Fair value of shares	$ 48,281
Face Value	30,000
Accrued Interest	0
Fees	0
Total Debt	30,000
Derivative liability	0
Net (gain)/ loss	$ 18,281
Convertible Note 1 [Member]
Conversion Date		Jul. 30, 2020	Sep. 09, 2020	Aug. 20, 2020
Shares issued in conversion		4,292,918	12,123,426	8,468,394
Fair value of shares		$ 12,449	$ 261,866	$ 155,818
Face Value		7,000	55,000	12,500
Accrued Interest		341	4,075	871
Fees		0	500	500
Total Debt		7,341	59,575	13,871
Derivative liability		0	142,490	138,147
Net (gain)/ loss		$ 5,108	$ 59,801	$ 3,800
Convertible Note 1 [Member]
Conversion Date		Jul. 30, 2020
Shares issued in conversion		5,071,886
Fair value of shares		$ 16,737
Face Value		7,500
Accrued Interest		488
Fees		0
Total Debt		7,988
Derivative liability		8,570
Net (gain)/ loss		$ 179
Convertible Note 2 [Member]
Conversion Date					Oct. 15, 2020	Oct. 01, 2020	Nov. 25, 2020	Dec. 22, 2020
Shares issued in conversion					14,521,245	33,934,756	15,120,622	8,330,328
Fair value of shares					$ 81,319	$ 210,395	$ 78,627	$ 39,153
Face Value					45,000	108,000	35,000	20,000
Accrued Interest					3,136	7,196	2,754	1,691
Fees					350	250	350	0
Total Debt					48,486	115,446	38,104	21,691
Derivative liability					39,128	80,674	44,183	19,806
Net (gain)/ loss					$ (6,295)	$ 14,275	$ (3,660)	$ (2,344)
Convertible Note 3 [Member]
Conversion Date										Feb. 04, 2021	Jan. 19, 2021
Shares issued in conversion										11,659,246	15,087,285
Fair value of shares										$ 59,462	$ 69,402
Face Value										27,000	35,000
Accrued Interest										2,521	3,145
Fees										350	350
Total Debt										29,871	38,495
Derivative liability										30,603	32,195
Net (gain)/ loss										$ (1,012)	$ (1,288)
Convertible Note 4 [Member]
Conversion Date									Feb. 10, 2021
Shares issued in conversion									26,279,805
Fair value of shares									$ 394,198
Face Value									62,000
Accrued Interest									5,531
Fees									350
Total Debt									67,881
Derivative liability									323,556
Net (gain)/ loss									$ 2,760